Long-term Debt (Schedule of Long-term Debt Instruments) (Details) - USD ($)	Dec. 31, 2023	Apr. 12, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Senior unsecured bond	$ 119,100,000		$ 125,000,000
Secured long-term debt	397,857,000		405,120,000
Total	516,957,000		530,120,000
Less: Deferred financing costs	(6,314,000)		(7,609,000)
Long-term debt, net of deferred financing costs	510,643,000		522,511,000
Less: Current portion of long term debt, net of deferred financing costs current	(49,512,000)		(91,495,000)
Long-term debt, excluding current maturities	$ 461,131,000		$ 431,016,000
DANISH [Member]
Debt Instrument [Line Items]
Loan amount		$ 100,000,000